Acquisitions and disposals (Detail) shares in Millions, $ in Millions						11 Months Ended	12 Months Ended
		Oct. 17, 2022 USD ($) shares	Aug. 30, 2022 USD ($)	Mar. 29, 2022 USD ($)	Nov. 18, 2021	Nov. 17, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 16, 2022 USD ($)
Disclosure Of Acquisitions And Disposals [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	[1]							$ 2,961		$ 0	$ 0
Canada
Disclosure Of Acquisitions And Disposals [Line Items]
Consideration for sale		$ 150
Proceeds from sale		$ 80
Canada | Uranium Energy Corp
Disclosure Of Acquisitions And Disposals [Line Items]
Shares received (in shares) | shares		70
McEwen Copper Inc.
Disclosure Of Acquisitions And Disposals [Line Items]
Purchase of interests in associates			$ 25
Rincon Mining Pty Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Purchase of property, plant and equipment, classified as investing activities				$ 825
Asset purchase of capitalised exploration and evaluation				$ 822
Turquoise Hill
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired												49.00%
Consideration transferred, acquisition-date fair value												$ 3,200
Payments from changes in ownership interests in subsidiaries that do not result in loss of control								2,961
Transaction costs								33
Turquoise Hill | Dissenting Shareholders
Disclosure Of Acquisitions And Disposals [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control								$ 211
Initial consideration received (paid) (in Canadian dollars per share) | $ / shares									$ 34.4
Turquoise Hill | Forecast
Disclosure Of Acquisitions And Disposals [Line Items]
Transaction costs							$ 41
Diavik
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture, acquired					40.00%
Proportion of ownership interest in joint venture (%)						60.00%
Proportion receivable or contingent asset percent					40.00%

[1]	On 16 December 2022 we acquired the remaining 49% share of Turquoise Hill Resources for expected consideration of US$3.2 billion inclusive of transaction fees. At 31 December 2022 US$2,961 million had been paid.